GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL
GOODWILL

12.    GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023 were as follows:

	Hotel Business	Restaurant Business	Total
Balance as of January 1, 2022(As adjusted)	120,819,948	147,499,000	268,318,948
Impairment (Note 4)	(91,236,480)	—	(91,236,480)
Balance as of December 31,2022	29,583,468	147,499,000	177,082,468
Balance as of December 31,2023	29,583,468	147,499,000	177,082,468
Balance as of December 31,2023(USD)	4,166,744	20,774,800	24,941,544